UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811 7303

Global Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2005

Item 1. Reports to Stockholders

Global Growth Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 98.4%
Security	Shares	Value
Advertising - 4.6%
Greenfield Online, Inc.(1)	15,955	$268,682
Havas Advertising	332,000	1,887,629
WPP Group PLC	191,400	2,202,651
		$4,358,962
Aerospace and Defense - 3.0%
Precision Castparts Corp.	11,000	$827,860
Thales SA	45,000	2,039,711
		$2,867,571
Automobiles - 1.9%
Toyota Motor Corp.	45,900	$1,786,087
		$1,786,087
Broadcasting - 2.5%
Central European Media Enterprises, Ltd.(1)	14,000	$637,420
Television Broadcasts, Ltd.	396,000	1,776,366
		$2,413,786
Business Services - 5.1%
CheckFree Corp.(1)	18,400	$709,136
Cintas Corp.	6,000	262,680
HouseValues, Inc.(1)	26,115	312,335
PMI Group, Inc., (The)	13,000	523,250
Singapore Post, Ltd.	3,540,000	1,948,927
Sotheby's Holdings, Inc., Class A(1)	57,000	1,015,740
ZipRealty, Inc.(1)	3,800	58,786
		$4,830,854
Chemicals - 3.9%
BASF AG	29,800	$2,241,097
Kingboard Chemical Holdings, Ltd.	492,000	1,474,629
		$3,715,726
Commercial Banks - 3.2%
ABN AMRO Holdings NV	76,691	$2,114,256
Banco Latinoamericano de Exportaciones S.A.	22,000	485,980
Commerce Bancorp, Inc.	7,500	459,600
		$3,059,836

Security	Shares	Value
Commercial Services - 0.7%
Coinstar, Inc.(1)	29,000	$678,890
		$678,890
Computer Services - 0.2%
Ness Technologies, Inc.(1)	15,903	$208,965
		$208,965
Computers and Business Equipment - 4.1%
Apple Computer, Inc.(1)	10,000	$448,600
Research in Motion, Ltd.(1)	28,500	1,884,135
Sindo Ricoh Co.	25,400	1,586,193
		$3,918,928
Consumer Products - 0.3%
Nu Skin Enterprises, Inc., Class A	11,000	$245,630
		$245,630
Diversified Telecommunication Services - 8.6%
Citizens Communications Co.	28,000	$373,520
KT Corp. ADR	82,907	1,924,271
NII Holdings, Inc., Class B(1)	60,000	3,433,200
NTL, Inc.(1)	5,500	356,895
Swisscom AG	5,150	2,028,042
		$8,115,928
Education - 1.3%
EVCI Career Colleges Holding Corp.(1)	43,800	$348,210
ITT Educational Services, Inc.(1)	6,000	292,140
Laureate Education, Inc.(1)	13,500	585,765
		$1,226,115
Electrical Equipment - 1.9%
Fujikura, Ltd.	391,000	$1,831,216
		$1,831,216
Energy Services - 0.2%
Ormat Technologies, Inc.(1)	13,700	$212,624
		$212,624

See notes to financial statements

Global Growth Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Entertainment - 1.5%
Sportingbet PLC(1)	230,000	$1,428,771
		$1,428,771
Financial Services - 4.2%
Doral Financial Corp.	11,000	$436,260
E*Trade Financial Corp.(1)	72,000	955,440
MarketAxess Holdings, Inc.(1)	4,900	58,065
NETeller PLC(1)	26,000	308,921
Nomura Securities Co., Ltd.	148,500	2,059,353
OptionsXpress Holdings, Inc.(1)	3,000	51,750
Student Loan Corp., (The)	400	78,920
		$3,948,709
Gaming Equipment - 1.5%
WMS Industries, Inc.(1)	48,100	$1,442,519
		$1,442,519
Generic Drugs - 1.0%
Taro Pharmaceutical Industries, Ltd.(1)	32,000	$903,360
		$903,360
Hardware-Networking - 2.0%
Atheros Communications, Inc.(1)	117,000	$1,606,410
RADWARE, Ltd.(1)	12,500	323,500
		$1,929,910
Insurance - 3.5%
Montpelier Re Holdings, Ltd.	24,000	$972,000
Prudential PLC	261,500	2,386,275
		$3,358,275
Internet Services - 1.7%
Ariba, Inc.(1)	18,689	$170,257
Ask Jeeves, Inc.(1)	18,763	428,922
Google, Inc., Class A(1)	2,200	413,578
PlanetOut, Inc.(1)	55,300	544,705
Shopping.com, Ltd.(1)	1,700	27,846
		$1,585,308

Security	Shares	Value
IT Consulting & Services - 0.2%
Kanbay International, Inc.(1)	6,520	$148,721
		$148,721
Machinery - 1.9%
MODEC, Inc.	85,000	$1,833,021
		$1,833,021
Medical Products - 1.6%
Align Technology, Inc.(1)	116,000	$878,120
Flamel Technologies SA ADR(1)	26,000	415,480
I-Flow Corp.(1)	11,227	191,645
		$1,485,245
Metal Processors & Fabricator - 0.5%
GrafTech International, Ltd.(1)	50,000	$462,000
		$462,000
Metals-Industrial - 2.9%
Cia Vale do Rio Doce ADR	46,000	$1,610,000
United States Steel Corp.	18,500	1,153,660
		$2,763,660
Mining - 1.3%
Bema Gold Corp.(1)	180,000	$534,600
Gammon Lake Resources, Inc.(1)	20,000	114,800
Ivanhoe Mines, Ltd.(1)	74,000	583,860
		$1,233,260
Oil Companies-Exploration & Production - 8.1%
Alinta, Ltd.	325,000	$2,186,832
BP PLC	189,000	2,045,326
Halliburton Co.	17,000	747,490
Input/Output, Inc.(1)	99,000	730,620
Niko Resources, Ltd.	9,000	466,987
Southwestern Energy Co.(1)	8,000	488,000
Valero Energy Corp.	4,000	284,960
Vintage Petroleum, Inc.	19,000	564,110
Williams Co., Inc. (The)	8,000	150,640
		$7,664,965

See notes to financial statements

Global Growth Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	6,500	$285,870
		$285,870
Pharmaceuticals - 3.3%
American Pharmaceutical Partners, Inc.(1)	17,000	$888,420
Ligand Pharmaceuticals, Inc., Class B(1)	39,000	382,200
Ono Pharmaceutical Co., Ltd.	33,800	1,848,964
		$3,119,584
Publishing - 4.2%
Promotora de Informaciones S.A. (Prisa)	96,000	$2,019,632
Trinity Mirror PLC	150,000	1,996,167
		$4,015,799
Semiconductor Equipment and Products - 6.2%
Cirrus Logic, Inc.(1)	93,000	$435,240
Intel Corp.	31,000	743,380
NVIDIA Corp.(1)	132,000	3,826,680
ON Semiconductor Corp.(1)	27,153	123,275
Sigmatel, Inc.(1)	13,000	541,970
Standard Microsystems Corp.(1)	14,000	245,420
		$5,915,965
Software - 0.2%
SeeBeyond Technology Corp.(1)	47,000	$178,600
		$178,600
Specialty Retail - 6.6%
Big Lots, Inc.(1)	20,000	$233,400
CVS Corp.	26,000	1,295,580
RONA, Inc.(1)	9,557	385,017
Tesco PLC	368,000	2,161,927
Triarc Cos., Inc., Class B	32,000	480,000
Tweeter Home Entertainment Group, Inc.(1)	126,500	732,435
Walgreen Co.	22,000	942,260
		$6,230,619
Telecommunication Equipment - 0.3%
ECI Telecom, Ltd.(1)	41,000	$309,140
		$309,140

Security	Shares	Value
Telecommunications-Services - 1.1%
America Movil S.A. de C.V. ADR	16,000	$939,200
Arbinet-Thexchange, Inc.(1)	4,100	100,040
		$1,039,240
Tobacco - 0.5%
Loews Corp.-Carolina Group	15,000	$491,100
		$491,100
Transportation - 2.3%
BAA PLC	187,800	$2,196,651
		$2,196,651
Total Common Stocks (identified cost $77,827,417)		$93,441,410
Warrants - 0.0%
Security	Shares	Value
-0.0%
Kingboard Chemical-Strike: 20 Expires: 12/31/06(1)	49,200	$39,427
		$39,427
Total Warrants (identified cost $0)		$39,427
Commercial Paper - 0.3%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 2.60%, 3/1/05	$285	$285,000
Total Commercial Paper (at amortized cost, $285,000)		$285,000

See notes to financial statements

Global Growth Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Short-Term Investments - 1.0%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.60%, 3/1/05	$938	$938,000
Total Short-Term Investments (at amortized cost, $938,000)		$938,000
Total Investments - 99.7% (identified cost $79,050,417)		$94,703,837
Other Assets, Less Liabilities - 0.3%		$296,585
Net Assets - 100.0%		$95,000,422

ADR - American Depository Receipt

(1)  Non-income producing security.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	38.2%	$36,321,910
United Kingdom	15.5	14,726,689
Japan	9.9	9,358,641
France	4.6	4,342,820
Canada	4.2	3,969,399
Republic of Korea	3.7	3,510,464
Hong Kong	3.5	3,290,422
Germany	2.4	2,241,097
Australia	2.3	2,186,832
Netherlands	2.2	2,114,256
Switzerland	2.1	2,028,042
Spain	2.1	2,019,632
Singapore	2.1	1,948,927
Brazil	1.7	1,610,000
Bermuda	1.7	1,609,420
Israel	1.6	1,563,846
Mexico	1.0	939,200
Panama	0.5	485,980
Puerto Rico	0.5	436,260

See notes to financial statements

Global Growth Portfolio as of February 28, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2005

Assets
Investments, at value (identified cost, $79,050,417)	$94,703,837
Receivable for investments sold	1,506,938
Prepaid trustees fees	904
Interest and dividends receivable	176,202
Tax reclaim receivable	29,660
Total assets	$96,417,541
Liabilities
Payable for investments purchased	$1,338,173
Due to bank	59,296
Accrued expenses	19,650
Total liabilities	$1,417,119
Net Assets applicable to investors' interest in Portfolio	$95,000,422
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$79,341,750
Net unrealized appreciation (computed on the basis of identified cost)	15,658,672
Total	$95,000,422

Statement of Operations

For the Six Months Ended
February 28, 2005

Investment Income
Dividends (net of foreign taxes, $15,626)	$419,973
Interest and other	54,854
Total investment income	$474,827
Expenses
Investment adviser fee	$346,480
Administration fee	114,561
Trustees' fees and expenses	4,520
Custodian fee	98,706
Legal and accounting services	18,350
Miscellaneous	4,700
Total expenses	$587,317
Deduct -
Reduction of custodian fee	$9
Preliminary reduction of investment adviser fee	2,726
Total expense reductions	$2,735
Net expenses	$584,582
Net investment loss	$(109,755)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) -
Investment transactions (identified cost basis)	$4,398,325
Foreign currency and forward foreign currency exchange contract transactions	(24,687)
Net realized gain	$4,373,638
Change in unrealized appreciation (depreciation) -
Investments (identified cost basis)	$12,393,196
Foreign currency and forward foreign currency exchange contracts	14,381
Net change in unrealized appreciation (depreciation)	$12,407,577
Net realized and unrealized gain	$16,781,215
Net increase in net assets from operations	$16,671,460

See notes to financial statements

Global Growth Portfolio as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
From operations -
Net investment income (loss)	$(109,755)	$551,425
Net realized gain (loss) from investments and foreign currency transactions	4,373,638	6,934,748
Net change in unrealized appreciation (depreciation) from investments and foreign currency	12,407,577	(1,574,233)
Net increase in net assets from operations	$16,671,460	$5,911,940
Capital transactions -
Contributions	$6,076,630	$8,698,998
Withdrawals	(14,364,758)	(27,066,514)
Net decrease in net assets from capital transactions	$(8,288,128)	$(18,367,516)
Net increase (decrease) in net assets	$8,383,332	$(12,455,576)
Net Assets
At beginning of period	$86,617,090	$99,072,666
At end of period	$95,000,422	$86,617,090

See notes to financial statements

Global Growth Portfolio as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)		2004	2003	2002	2001	2000
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	1.28	%(2)	1.25%	1.24%	1.15%	1.11%	1.13%
Expenses after custodian fee reduction	1.28	%(2)	1.25%	1.24%	1.15%	1.11%	1.13%
Net investment income (loss)	(0.24	)%(2)	0.55%	0.35%	0.08%	0.08%	(0.13)%
Portfolio Turnover	60%		164%	93%	107%	160%	173%
Total Return(1)	20.09%		5.42%	15.23%	(17.67)%	-	-
Net assets, end of period (000's omitted)	$95,000		$86,617	$99,073	$109,557	$204,969	$334,611

(1)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(2)  Annualized

See notes to financial statements

Global Growth Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Global Growth Portfolio (formerly known as Information Age Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 1, 1995. The Portfolio seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities expected to grow in value. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2005, the Eaton Vance Global Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income Taxes - The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

C  Financial Futures Contracts - Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Global Growth Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

D  Options on Financial Futures - Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When the purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

E  Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

G  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

H  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Other - Investment transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

K  Interim Financial Statements - The interim financial statements relating to February 28, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided

Global Growth Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2005, the adviser fee was 0.75% (annualized) of average net assets for such period and amounted to $346,480. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2005, the administration fee was 0.25% (annualized) of average net assets for such period and amounted to $114,561. The Advisor has also agreed to reduce the investment advisor fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the six month period ended February 28, 2005 the Investment Adviser waived $2,726 of its advisory fee. Except as to the Trustees of the Portfolio who are not members of the Advisers or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $52,930,378 and $59,338,916, respectively, for the six months ended February 28, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2005, as computed on a federal income tax basis, are as follows:

Aggregate cost	$79,050,417
Gross unrealized appreciation	$17,620,737
Gross unrealized depreciation	(1,967,317)
Net unrealized appreciation	$15,653,420

The net unrealized appreciation on foreign currency was $5,252.

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

The Portfolio did not have any open obligations under these financial instruments at February 28, 2005.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or

Global Growth Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2005.

8  Overdraft Advances

Pursuant to the custodian agreement between the Portfolio and IBT, IBT may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft by the Portfolio, the Portfolio is obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently a rate above the federal funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Portfolio's assets to the extent of any overdraft. At February 28, 2005,the Portfolio's payment due to IBT pursuant to the foregoing arrangement was $59,296.

Eaton Vance Global Growth Fund

INVESTMENT MANAGEMENT

Eaton Vance Global Growth Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President James L. O'Connor Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout

Global Growth Portfolio

Officers
Duncan W. Richardson
President
Arieh Coll
Vice President
Hon. Robert Lloyd George
Vice President and Trustee
William J. Austin, Jr.
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Edward K.Y. Chen James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.    Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	April 21, 2005

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 21, 2005